CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A ordinary shares Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance shares	Class A ordinary shares Common Stock shares	Class B ordinary shares Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥) shares	Class B ordinary shares Common Stock CNY (¥) shares	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Retained earnings CNY (¥)	Retained earnings USD ($)	Total Weidai Ltd. shareholders' equity Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Total Weidai Ltd. shareholders' equity CNY (¥)	Total Weidai Ltd. shareholders' equity USD ($)	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	Cumulative Effect, Period of Adoption, Adjusted Balance CNY (¥)	CNY (¥)	USD ($)
Increase (Decrease) in Stockholders' Equity:
Adoption of ASC 606			¥ 1		¥ 1,170,956			¥ (2,700)			¥ 784,713			¥ 1,952,970			¥ 8,526			¥ 1,961,496
Balance at Dec. 31, 2018			¥ 1		¥ 1,170,956			¥ (2,700)			¥ 784,713			¥ 1,952,970			¥ 8,526			¥ 1,961,496
Balance (in shares) at Dec. 31, 2018 | shares	35,375,777		35,071,400
Increase (Decrease) in Stockholders' Equity:
Dividends declared by a subsidiary																		¥ (6,646)			¥ (6,646)
Exercise of restricted shares (in shares) | shares		14,278
Disposal of a subsidiary																		(5,373)			(5,373)
Share-based compensation						¥ 64,796									¥ 64,796						64,796
Other comprehensive loss									¥ 190						190						190
Net income (loss)												¥ 253,610			253,610			9,632			263,242
Balance at Dec. 31, 2019				¥ 1		1,235,752			(2,510)			1,038,323			2,271,566			6,139			2,277,705
Balance (in shares) at Dec. 31, 2019 | shares		35,390,055		35,071,400
Increase (Decrease) in Stockholders' Equity:
Adoption of ASC 606				¥ 1		1,235,752			(2,510)			1,038,323			2,271,566			6,139			2,277,705
Dividends declared by a subsidiary																		(362)			(362)
Disposal of a subsidiary																		(1)			(1)
Share-based compensation						6,093									6,093						6,093
Net income (loss)												(712,573)			(712,573)			(1,770)			(714,343)
Balance at Dec. 31, 2020				¥ 1		1,241,845			(2,510)			325,750			1,565,086			4,006			1,569,092
Balance (in shares) at Dec. 31, 2020 | shares		35,390,055		35,071,400
Increase (Decrease) in Stockholders' Equity:
Adoption of ASC 606				¥ 1		1,241,845			(2,510)			325,750			1,565,086			4,006			1,569,092
Share-based compensation						10,258									10,258						10,258
Net income (loss)												(1,140,666)			(1,140,666)			(3,378)			(1,144,044)	$ (179,526)
Balance at Dec. 31, 2021				¥ 1		1,252,103	$ 196,482		(2,510)	$ (394)		(814,916)	$ (127,878)		434,678	$ 68,210		628	$ 99		435,306	68,309
Balance (in shares) at Dec. 31, 2021 | shares		35,390,055		35,071,400
Increase (Decrease) in Stockholders' Equity:
Adoption of ASC 606				¥ 1		¥ 1,252,103	$ 196,482		¥ (2,510)	$ (394)		¥ (814,916)	$ (127,878)		¥ 434,678	$ 68,210		¥ 628	$ 99		¥ 435,306	$ 68,309